5. Goodwill and Intangible Assets, Net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Amortization expense	$ 1,285,237	$ 268,425	$ 1,907,222	$ 1,033,392	$ 1,079,723	$ 2,534,835
Impairment of intangible assets					1,740,000	0
Identifiable artistic-related assets [Member]
Impairment of intangible assets					1,740,000
Trademarks, Product Masters, and Other Intangible Assets [Member]
Amortization expense					$ 47,650	$ 55,520